INTERESTS IN ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2018
INTERESTS IN ASSOCIATES
Schedule of reconciliation of changes in interest in associates

	2017	2018
	Thousand USD	Thousand USD
As at January 1,	4,092	2,566
Investment in new affiliates	612	—
Return of investment in associates	—	—
Add: Share of profit of associates	—	189
Less: Unrealized gain from sales to associates	—	—
Less: Dividends received from the associates	(427)	(302)
Less: Disposal of associates(Note d)	(2,038)	—
Exchange difference	327	(120)
As at December 31,	2,566	2,333

Schedule of interest in associates

		Place of		Proportion of nominal
		incorporation/	Class of	value of issued capital		Proportion of voting
	Form of	principal place	shares	held		power held
Name of entity	Entity	of incorporation	Held	2017	2018	2017	2018	Principal activities
RisenSky Solar S.a.r.l. (a)	Limited liability	Luxemburg	Ordinary	30%	30%	30%	30%	Operating entity engaged in the investment, construction, financing and management of solar parks
1088526 B.C. Ltd. (b)	Limited liability	Canada	Ordinary	75%	75%	50%	50%	Operating entity engaged in the investment, construction, financing and management of solar parks
1091187 B.C. Ltd. (c)	Limited liability	Canada	Ordinary	75%	75%	50%	50%	Operating entity engaged in the investment, construction, financing and management of solar parks

Notes:

(a)

In 2011, Sky Europe entered into an agreement with Risen Energy (Hong Kong) Co., Ltd. (“Risen HK”) (a subsidiary of a company listed on the security market in the PRC) to establish a private limited liability company, namely RisenSky Solar Energy S.a.r.l. (“RisenSky Solar”). The Group is able to exercise significant influence over RisenSky Solar through its 30% ownership interest and participation on the board. RisenSky is therefore classified as an associate of the Group.

(b)

In 2016, Energy Capital Investment II sarl (“ECI”), a subsidiary of the Group, entered into a share purchase agreement with Jade Fair Precision Ltd. (“Jade”), to sell its 25 preferred shares in 1088526 B.C. Ltd. (“1088526”), who owns Sky Solar (Canada) FIT 1 LP and its 15 commercial and industrial solar facilities in Canada. Though the Group owns 75% equity interest and two out of four directors in the board of directors of 1088526 after the transaction, the Group concluded that only applied significant influence over the investee for (1) all the key relevant activities, including appointment or removal of the O&M manager and asset manager, determination and amendment of the annual budget, capital expenditure, and approval of bank borrowing etc., of 1088526 requires consent from the other shareholders; (2) the other shareholder has the rights to the majority of the variable returns from its involvement with the investee,  70% by 2018 and 95% from 2019. The Group’s residual investment in 1088526 was measured at fair value. (Note 33)

(c)

In January 2017, Energy Capital Investment II sarl (“ECI”), a subsidiary of the Group, entered into a share purchase agreement with Jade Fair Precision Ltd. (“Jade”), to sell its 25 preferred shares in 1091187 B.C. Ltd. (“1091187”), who owns Sky Solar (Canada) FIT 2 LP in Canada. Though the Group owns 75% equity interest and two out of four directors in the board of directors of 1091187 after the transaction, the Group concluded that only applied significant influence over the investee for (1) all the key relevant activities, including appointment or removal of the O&M manager and asset manager, determination and amendment of the annual budget, capital expenditure, and approval of bank borrowing etc., of 1091187 requires consent from the other shareholders; (2) the other shareholder has the rights to the majority of the variable returns from its involvement with the investee,  70% by 2018 and 95% from 2019. The Group’s residual investment in 1091187 was measured at fair value. (Note 33)

Summary of financial information in respect of the group's associates

		At December 31,
	RisenSky	1091187	1088526	Aggregate	RisenSky	1091187	1088526	Aggregate
	2017	2017	2017	2017	2018	2018	2018	2018
	Thousand USD	Thousand USD	Thousand USD	Thousand USD	Thousand USD	Thousand USD	Thousand USD	Thousand USD
Non-current assets
IPP solar parks	22,592	3,305	13,157	39,054	20,428	2,876	11,367	34,671
Other non-current assets	472	1,683	11,359	13,514	439	1,302	10,996	12,737
	23,064	4,988	24,516	52,568	20,867	4,178	22,363	47,408
Current assets	5,342	159	2,689	8,190	5,160	423	2,372	7,955
Current liabilities
Other current liabilities	2,739	154	1,312	4,205	1,419	174	1,558	3,151
Amount due to related parties	967	—	—	967	262	6	—	268
	3,706	154	1,312	5,172	1,681	180	1,558	3,419
Non-current liability
Borrowings	24,034	1,321	15,109	40,464	22,456	1,128	12,529	36,113
Others	—	58	941	999	—	136	967	1,103
	24,034	1,379	16,050	41,463	22,456	1,264	13,496	37,216
Net assets (liabilities)	666	3,614	9,843	14,123	1,890	3,157	9,681	14,728

		Year ended December 31,
	RisenSky	1091187	1088526	Aggregate	RisenSky	1091187	1088526	Aggregate
	2017	2017	2017	2017	2018	2018	2018	2018
	Thousand USD	Thousand USD	Thousand USD	Thousand USD	Thousand USD	Thousand USD	Thousand USD	Thousand USD
Revenue	3,840	709	3,268	7,817	3,978	707	3,201	7,886
Profit for the year	1,076	134	(240)	970	1,293	164	286	1,743
Group’s share of profit of associates of the year	—	—	—	—	—	78	111	189
Group’s share of profit of associates of the year not recognized	323	22	(43)	302	388	—	—	388
Group’s share of other comprehensive income of associates	—	—	—	—	—	—	—	—